Financial liabilities at fair value through profit or loss (Tables)	6 Months Ended
Jun. 30, 2024
Financial liabilities at fair value through profit or loss [abstract]
Summary of financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss
in EUR million	30 June 2024	31 December 2023
Trading liabilities	33,734	37,220
Non-trading derivatives	1,653	2,019
Designated at fair value through profit or loss	67,261	55,400
	102,649	94,638